Stock Warrants and Earnouts - Schedule of Warrants Issued and Outstanding (Detail) - $ / shares	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jul. 31, 2021
Class of Warrant or Right [Line Items]
Total outstanding common stock warrants	38,761,031		39,249,702
Common Stock [Member]
Class of Warrant or Right [Line Items]
Total outstanding common stock warrants	36,402,515	14,051,462	37,075,846
Common Stock [Member] | Common Stock Warrants Outstanding at Exercise Price 6.02 [Member]
Class of Warrant or Right [Line Items]
Total outstanding common stock warrants	22,351,053
Exercise Price	$ 6.02
Common Stock [Member] | Common Stock Warrants Outstanding at Exercise Price 6.02 [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Expiration Date	Jul. 31, 2030
Common Stock [Member] | Common Stock Warrants Outstanding at Exercise Price 6.02 [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Expiration Date	Aug. 06, 2030
Common Stock [Member] | Common Stock Warrants Outstanding at Exercise Price 9.03 [Member]
Class of Warrant or Right [Line Items]
Total outstanding common stock warrants	14,051,462	14,051,462
Exercise Price	$ 9.03	$ 9.03
Common Stock [Member] | Common Stock Warrants Outstanding at Exercise Price 9.03 [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Expiration Date	Nov. 16, 2028	Nov. 16, 2028
Common Stock [Member] | Common Stock Warrants Outstanding at Exercise Price 9.03 [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Expiration Date	Feb. 14, 2029	Feb. 14, 2029